Note 6 - Prepaid Expenses - Schedule of Prepaid Expenses and Other Assets 1 (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred platform commission fees	$ 65,557	$ 178,692	$ 146,708
Deferred royalties	2,345	1,157	3,704
Other	138,446	35,367	12,417
Total Prepaid Expenses	$ 206,348	$ 215,216	$ 177,829